BISYS FUND SERVICES LETTERHEAD

                                                                   April 1, 1997
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

            Re:         IBJ Funds Trust
                        File Nos. 33-83430/811-8738

Gentlemen:

     Pursuant to Rule 497(j) of the Securities Act of 1933, please be advised that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of rule 497 would not have differed from that contained in the most recent registration statement or amendment, and

     (2) the text of the most recent registration statement or amendment has been filed electronically.

     Please address any comments or questions in connection with this filing to the attention of the undersigned at (212) 492-1692.

                                                     Sincerely,

                                                     /s/ Sheryl Hirschfeld
                                                     ---------------------
                                                     Sheryl Hirschfeld
                                                     Secretary of the Funds